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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.
Table of Contents

Item 1. Schedule of Investments.
Keyco Bond Fund, Inc.
Schedule of Portfolio Investments (unaudited)
December 31, 2009

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (33.8% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$449,943
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	640,333
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	426,118
Detroit, Michigan, City School District, 5%, May 2022	500,000	563,210
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	266,830
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	354,459
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	371,015
Ferndale, Michigan, School District, 5%, May 2022	450,000	464,508
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	425,080
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	145,000	145,103
Livonia, Michigan, Public Schools, 5.75%, May 2018	10,000	10,177
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	348,550
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	553,618
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	440,609
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	424,268
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	85,837
Utica, Michigan, Community Schools, 5%, May 2020	400,000	419,504
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	542,385
Wayland, Michigan, Union School District, 5%, May 2026	650,000	673,322
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	139,198
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	460,200
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	229,430

	8,025,000	8,433,697

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (66.2% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029	$375,000	$363,941
California State Various Purposes, 5%, June 2024	475,000	471,609
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	214,252
District of Columbia, Series A, 4.75%, June 2031	430,000	436,416
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	418,578
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	630,000	728,425
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	523,175
Hawaii State, 5.5%, August 2028	500,000	558,560

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments (unaudited)
December 31, 2009

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027	$470,000	$489,862
Illinois State, 4.85%, October 2024	425,000	434,248
Southern Illinois University Revenue, 5%, April 2026	750,000	762,795
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	546,715
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029	500,000	488,585
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	537,665
Clark County, Nevada, 5%, November 2024	300,000	313,362
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	500,000	594,895
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	363,955
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022	325,000	342,254
New York, New York, TCRS, Series M, 5%, April 2025	315,000	328,066
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	516,410
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue, Series DD, 5.625%, June 2028	500,000	567,675
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	521,040
Toledo, Ohio, City School District, 5%, December 2025	250,000	260,133
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	195,000	202,498
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	500,000	538,400
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	580,048
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	442,095
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	657,135
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	465,021
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	495,401
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	515,310
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	761,638
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	425,808
Washington State, Series C, 5%, January 2032	365,000	381,618
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	309,251

	15,705,000	16,556,839

Total investments	$23,730,000	$24,990,536

Note to Investment Portfolio:
On December 31, 2009, the cost on a tax basis of investments in securities was $24,333,076. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation	$890,194
Gross unrealized depreciation	232,734

Net unrealized appreciation	$657,460

Item 2. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3. Exhibits.
     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 8, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 8, 2010

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: January 8, 2010

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.